Short-term bank loans (Tables)	6 Months Ended
Jun. 30, 2023
Short-term bank loans
Schedule of Short-term bank loans
	June 30,	December 31,
	2023	2022
Loan payable to Bank of China Lishui Branch	$2,217,423	$2,331,591
Loan payable to Shanghai Pudong Development (“SPD”) Bank Lishui Branch	827,400	1,305,000
Total	$3,044,823	$3,636,591